Annual Total Returns[BarChart] - Balanced Portfolio - Balanced Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.70%	12.56%	19.88%	9.84%	0.09%	11.01%	14.72%	(3.41%)	22.48%	10.68%